Property, Equipment And Software (Tables)	12 Months Ended
Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Schedule of property, equipment and software, net
Property, equipment and software consist of the following:

	As of December 31,	As of December 31,
	2020	2021
	RMB	RMB	US$ (Note 2.5)
Cost
Laboratory equipment	30,808	36,295	5,696
Leasehold improvement	13,842	18,945	2,973
Software	9,990	11,071	1,737
Office furniture and equipment	1,531	2,468	387

Total property, equipment and software	56,171	68,779	10,793
Less: accumulated depreciation and amortization	(30,899)	(44,162)	(6,930)

Net book value	25,272	24,617	3,863
Construction in progress	—	21,099	3,311

Total net book value of property, equipment and software	25,272	45,716	7,174